Income Taxes - Domestic and Foreign Components of Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.					$ (81,259)	$ (38,267)
Foreign					916	666
Income (loss) before income taxes	$ (2,097)	$ (21,974)	$ 3,565	$ (39,741)	$ (80,343)	$ (37,601)